PROPERTY AND EQUIPMENT, NET - Property, and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,517	$ 17,049
Less: accumulated depreciation	(13,228)	(10,848)
Total property and equipment, net	5,289	6,201
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	9,361	8,328
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	6,310	6,365
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	2,125	2,266
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 721	$ 90